FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Fair Value Disclosures [Abstract]
Noncontrolling equity investment in privately-held companies without readily determinable fair values	$ 7.0	$ 5.2
Noncontrolling equity investment in privately-held companies without readily determinable fair values, remeasured to fair value	2.4	4.4
Realized gain on partial sale of equity investment	$ 1.7	0.1
Unrealized gain on noncontrolling equity investment		$ 0.7